UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1. Reports to Stockholders

This filing is on behalf of five of the six series of portfolios of SunAmerica Series, Inc.

SEMI-ANNUAL REPORT 2017

SunAmerica Series, Inc.

■  AIG Asset Allocation Funds

■  AIG Focused Dividend Strategy Fund

■  AIG Strategic Value Fund

■  AIG Select Dividend Growth Fund

aig.com/funds

Table of Contents

A Message from the President	2
Expense Example	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Portfolio of Investments	16
Notes to Financial Statements	32

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report for the SunAmerica Series, Inc. (the "SunAmerica Series"), including the AIG Active Allocation Fund, AIG Multi-Asset Allocation Fund, AIG Focused Dividend Strategy Fund, AIG Strategic Value Fund and AIG Select Dividend Growth Fund (the "Funds"), for the six-month period ended April 30, 2017. Please note that effective February 28, 2017, SunAmerica Mutual Funds was rebranded as AIG Funds, and each Fund's name was changed accordingly. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

Overall, global equities rallied during the semi-annual period, while global bonds and commodities lost ground. Investor sentiment was dominated during the semi-annual period by global central bank monetary policy, geopolitical events and uncertain policy prospects of the new U.S. Administration.

As the semi-annual period began, investors were focused largely on the November 2016 U.S. presidential elections and, soon after, on the unexpected outcome. U.S. equity markets reacted positively following the surprise results, as the potential for increased infrastructure spending, lower taxes and reduced regulation heightened anticipation about economic growth and inflation. Investors rotated out of the defensive, yield-oriented sectors that had driven capital markets for much of the prior year and into more cyclical areas of the market. Overseas, the U.K. officially began the process of leaving the European Union, popularly known as Brexit. European equities performed well, having rebounded from June 2016's sell-off, based in part on favorable corporate earnings results. Further, investors responded positively to the European Central Bank's tapering of its asset purchases, even as caution persisted given political uncertainties surrounding the then-upcoming presidential election in France. After the U.S. Administration was unsuccessful in its first attempt to pass a health care bill in the spring of 2017, investors became concerned about its ability to enact legislation. Global equities gave up some gains, with cyclical stocks generally underperforming defensive stocks. Emerging markets equities, which had struggled early in the semi-annual period due to concerns about new U.S. policies that could have protectionist implications, then rallied sharply to end the semi-annual period in solidly positive territory. Global risk sentiment was buoyed by the results of the first round in the French presidential election, which were widely interpreted by investors as pro-market. Emerging markets equities were also impacted positively by a weak U.S. dollar in April 2017.

The broad global fixed income market produced slightly negative returns during the semi-annual period overall. In the U.S., the yield on the 10-year U.S. Treasury note rose with the post-election U.S. Treasury sell-off, moderately offset by a recovery in prices year-to-date through April 30, 2017. The U.S. Treasury yield curve flattened slightly during the semi-annual period overall, as yields on longer- and intermediate-term maturities rose less than yields on shorter-term maturities. Despite the increase in U.S. Treasury yields, spread, or non-government bond, sectors generally performed well, as economic recovery improved and investors looked for new fiscal stimulus under the new Administration. More specifically, high yield corporate bonds, investment grade corporate bonds and sovereign emerging markets debt recorded solid gains, outperforming U.S. Treasuries. In addition, agency securities, commercial mortgage-backed securities, asset-backed securities and mortgage-backed securities outperformed U.S. Treasuries, though more modestly. Meanwhile, the Federal Reserve (the "Fed"), citing an improved U.S. labor market and moderately expanding economic activity, raised the targeted federal funds rate twice during the semi-annual period – in December 2016 and March 2017 – by 0.25% each time.

In commodities, oil prices rallied in November 2016 but then declined in the early months of 2017 in part due to uncertainty around OPEC production limits. Conversely, gold saw a sell-off following the U.S. elections but then gained during the first few months of 2017 to end the semi-annual period with prices only slightly below where they had started.

Amid these conditions, the investment markets posted mixed results during the semi-annual period. Despite some marked volatility, U.S. equities modestly outpaced international equities, with the representative S&P 500 Index* returning 13.32% and Russell 3000 Index* returning 13.83%. Within the U.S. equity market, growth-oriented equities outpaced value-oriented equities, with the representative Russell 3000 Growth Index* returning 15.47% and Russell 3000 Value Index* returning 12.18%. International equity markets, as represented by the MSCI ACWI (Net),* returned 11.76%. U.S. bonds, as represented by Bloomberg Barclays U.S. Aggregate Bond Index,* and global bonds, as

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

represented by Bloomberg Barclays Global Aggregate Bond Index,* posted returns of -0.67% and -1.63%, respectively, for the semi-annual period overall. The Citigroup 10-Year U.S. Treasury Benchmark Index* returned -3.11%, while international government bonds, as represented by the Citigroup WGBI (USD, hedged),* returned -0.81%. Commodities, as represented by the Bloomberg Commodity Index,* returned -0.76% for the semi-annual period.

Whether you invest in any of our funds separately or you invest in a mix of AIG Funds through our Asset Allocation Funds, we believe our mutual funds may provide valuable tools for investors and their financial advisers to help optimize their asset allocations amid whatever market conditions may arise.

Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors. We believe that investors should resist the urge to act upon short-term market movements and should instead maintain investments in assets that are allocated based on their long-term individual goals.

On the following pages, you will find financial statements and portfolio information for each of the Funds for the six-month period ended April 30, 2017.

We thank you for being a part of the SunAmerica Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our new website, www.aig.com/funds.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

*The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. The Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI ACWI (All Country World Index) (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The Citigroup 10-Year U.S. Treasury Benchmark Index is an unmanaged index that computes returns for the current Treasury Notes with a maturity of 10 years or less. Treasury Notes are fixed income securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. The Citigroup WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The Bloomberg Commodity Index is a broadly diversified index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The AIG Focused Dividend Strategy Fund holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The AIG Select Dividend Growth Fund holds up to 40 high dividend yielding common stocks selected annually from the Russell 1000 Index. The AIG Asset Allocation Funds are funds-of-funds, allocated and monitored by SunAmerica Asset Management, LLC.

EXPENSE EXAMPLE — April 30, 2017 — (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Series, Inc. (the "Series"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2016 and held until April 30, 2017.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2017" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' Prospectuses, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2017 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value At November 1, 2016	Ending Account Value Using Actual Return at April 30, 2017	Expenses Paid During the Six Months Ended April 30, 2017*	Beginning Account Value At November 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2017	Expenses Paid During the Six Months Ended April 30, 2017*	Annualized Expense Ratio*
AIG Multi-Asset Allocation Fund†@
Class A	$1,000.00	$1,080.30	$1.13	$1,000.00	$1,023.70	$1.10	0.22%
Class B#.	$1,000.00	$1,076.09	$4.63	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,076.98	$4.43	$1,000.00	$1,020.53	$4.31	0.86%
Class I#	$1,000.00	$1,079.82	$1.29	$1,000.00	$1,023.55	$1.25	0.25%
AIG Active Allocation Fund†@
Class A	$1,000.00	$1,078.96	$1.24	$1,000.00	$1,023.60	$1.20	0.24%
Class B#	$1,000.00	$1,074.64	$4.63	$1,000.00	$1,020.33	$4.51	0.90%
Class C#	$1,000.00	$1,075.18	$4.63	$1,000.00	$1,020.33	$4.51	0.90%
Class I#	$1,000.00	$1,079.27	$1.29	$1,000.00	$1,023.55	$1.25	0.25%
AIG Focused Dividend Strategy Fund@
Class A	$1,000.00	$1,097.58	$5.41	$1,000.00	$1,019.64	$5.21	1.04%
Class B	$1,000.00	$1,093.75	$8.77	$1,000.00	$1,016.41	$8.45	1.69%
Class C	$1,000.00	$1,093.82	$8.77	$1,000.00	$1,016.41	$8.45	1.69%
Class W	$1,000.00	$1,099.04	$4.37	$1,000.00	$1,020.63	$4.21	0.84%
AIG Strategic Value Fund@
Class A	$1,000.00	$1,118.73	$7.46	$1,000.00	$1,017.75	$7.10	1.42%
Class C	$1,000.00	$1,115.08	$10.96	$1,000.00	$1,014.43	$10.44	2.09%
Class W#‡	$1,000.00	$1,018.92	$0.46	$1,000.00	$1,017.26	$7.60	1.52%
AIG Select Dividend Growth Fund@
Class A#	$1,000.00	$1,110.98	$8.43	$1,000.00	$1,016.81	$8.05	1.61%
Class C#	$1,000.00	$1,106.91	$12.38	$1,000.00	$1,013.04	$11.83	2.37%
Class W#	$1,000.00	$1,111.81	$7.96	$1,000.00	$1,017.26	$7.60	1.52%

*  Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period) except for the AIG Strategic Value Fund Class W "Actual Return" information which was multiplied by 11 days then divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2017" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2017" and the "Annualized Expense Ratio" would have been lower.

†  Does not include the expenses of the underlying funds that the Funds bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2017" and the "Annualized Expense Ratio" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

@  See Note 1

‡  Effective April 20, 2017, the AIG Strategic Value Class W commenced operations.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2017 — (unaudited)

	AIG Multi-Asset Allocation Fund#	AIG Active Allocation Fund#	AIG Focused Dividend Strategy Fund#	AIG Strategic Value Fund#	AIG Select Dividend Growth Fund#
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$13,276,524,698	$241,447,833	$44,676,232
Investments at value (affiliated)*	272,913,560	151,685,834	360,790,822	—	—
Repurchase agreements (cost approximates value)	—	—	55,339,000	1,235,000	—
Total investments	272,913,560	151,685,834	13,692,654,520	242,682,833	44,676,232
Cash	—	—	86	25	49,949
Receivable for:
Fund shares sold	31,719	32,454	34,823,292	32,353	134
Dividends and interest	—	—	21,483,307	286,955	13,874
Investments sold	—	—	—	—	239,998
Prepaid expenses and other assets	7,566	7,553	31,003	8,110	7,584
Due from investment adviser for expense reimbursements/fee waivers	2,250	3,108	—	3,393	1,979
Total assets	272,955,095	151,728,949	13,748,992,208	243,013,669	44,989,750
LIABILITIES:
Payable for:
Fund shares redeemed	221,466	158,232	29,601,221	199,299	13,913
Investment advisory and management fees	22,292	12,370	4,834,571	149,189	27,405
Distribution and account maintenance fees	60,673	35,677	4,763,835	98,316	13,464
Service Fees – Class W	—	—	589,234	21	81
Transfer agent fees and expenses	14,731	8,336	2,527,777	54,839	8,946
Directors' fees and expenses	1,053	250	23,995	483	359
Other accrued expenses	112,155	89,721	1,202,433	52,410	34,766
Total liabilities	432,370	304,586	43,543,066	554,557	98,934
Net Assets	$272,522,725	$151,424,363	$13,705,449,142	$242,459,112	$44,890,816
*Cost
Investments (unaffiliated)	$—	$—	$11,744,049,294	$224,643,911	$41,319,100
Investments (affiliated)	$260,371,906	$142,192,073	$414,960,651	$—	$—

# See Note 1

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2017 — (unaudited) (continued)

	AIG Multi-Asset Allocation Fund#	AIG Active Allocation Fund#	AIG Focused Dividend Strategy Fund#	AIG Strategic Value Fund#	AIG Select Dividend Growth Fund#
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,588	$915	$76,641	$864	$277
Paid-in capital	353,897,922	175,943,913	11,900,765,428	275,377,337	41,475,728
	353,899,510	175,944,828	11,900,842,069	275,378,201	41,476,005
Accumulated undistributed net investment income (loss)	613,691	154,377	14,916,817	666,543	(24,695)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from Underlying Funds	(94,532,130)	(34,168,603)	311,384,681	(50,389,554)	82,374
Unrealized appreciation (depreciation) on investments	12,541,654	9,493,761	1,478,305,575	16,803,922	3,357,132
Net Assets	$272,522,725	$151,424,363	$13,705,449,142	$242,459,112	$44,890,816
Class A:
Net assets	$158,724,367	$83,864,005	$4,646,439,889	$187,207,389	$42,620,788
Shares outstanding	9,236,106	5,054,828	259,093,735	6,558,174	2,633,823
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.19	$16.59	$17.93	$28.55	$16.18
Maximum sales charge (5.75% of offering price)	1.05	1.01	1.09	1.74	0.99
Maximum offering price to public	$18.24	$17.60	$19.02	$30.29	$17.17
Class B:
Net assets	$20,478,433	$14,114,245	$412,361,695	$—	$—
Shares outstanding	1,194,545	858,291	23,171,059	—	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.14	$16.44	$17.80	$—	$—
Class C:
Net assets	$93,003,278	$52,878,801	$3,788,090,031	$53,864,032	$1,631,408
Shares outstanding	5,430,153	3,203,368	213,006,003	2,037,521	101,205
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.13	$16.51	$17.78	$26.44	$16.12
Class I:
Net assets	$316,647	$567,312	$—	$—	$—
Shares outstanding	18,431	34,123	—	—	—
Net asset value, offering and redemption price per share	$17.18	$16.63	$—	$—	$—
Class W:
Net assets	$—	$—	$4,858,557,527	$1,387,691	$638,620
Shares outstanding	—	—	271,141,712	48,607	39,568
Net asset value, offering and redemption price per share	$—	$—	$17.92	$28.55	$16.14

# See Note 1

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2017 — (unaudited)

	AIG Multi-Asset Allocation Fund#	AIG Active Allocation Fund#	AIG Focused Dividend Strategy Fund#	AIG Strategic Value Fund#	AIG Select Dividend Growth Fund#
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$234,209,608	$2,945,443	$726,740
Dividends (affiliated)	2,237,212	1,363,612	9,650,503	—	—
Interest (unaffiliated)	—	—	224,311	173	34
Total investment income*	2,237,212	1,363,612	244,084,422	2,945,616	726,774
Expenses:
Investment advisory and management fees	135,564	74,228	28,565,465	902,745	166,963
Distribution and account maintenance fees:
Class A	—	—	8,539,205	326,591	73,751
Class B	68,743	45,907	1,997,129	—	—
Class C	302,230	170,165	18,742,245	270,408	7,614
Service Fees – Class W	—	—	3,104,670	21	643
Transfer agent fees and expenses:
Class A	18,665	8,285	5,487,083	220,051	47,940
Class B	2,782	1,549	447,584	—	—
Class C	7,203	3,871	4,162,673	63,191	2,182
Class I	445	472	—	—	—
Class W	—	—	4,590,375	1,752	1,371
Registration fees:
Class A	12,494	12,097	137,417	13,155	6,269
Class B	8,696	8,361	11,722	—	—
Class C	10,757	10,789	86,319	10,087	4,155
Class I	1,246	5,187	—	—	—
Class W	—	—	93,012	1,692	4,108
Custodian and accounting fees	6,000	5,983	705,041	11,128	12,489
Reports to shareholders	48,197	22,785	581,637	24,912	6,053
Audit and tax fees	19,106	19,111	25,703	24,813	19,650
Legal fees	11,129	8,776	224,256	10,666	6,878
Directors' fees and expenses	6,372	2,926	291,149	3,712	381
Interest expense	—	—	—	255	23
Other expenses	11,603	10,463	156,823	13,209	10,383
Total expenses before fee waivers, expense reimbursements, and expense recoupments	671,232	410,955	77,949,508	1,898,388	370,853
Net (fees waived and expenses reimbursed) / recouped by investment adviser / distributor (Note 3)	(5,182)	(11,573)	—	(3,393)	(8,019)
Net expenses	666,050	399,382	77,949,508	1,894,995	362,834
Net investment income (loss)	1,571,162	964,230	166,134,914	1,050,621	363,940
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	316,825,465	19,097,169	228,300
Net realized gain (loss) on investments (affiliated)	(474,365)	(287,253)	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	1,625,267	678,299	—	—	—
Net realized gain (loss) on investments and foreign currencies	1,150,902	391,046	316,825,465	19,097,169	228,300
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	766,386,469	6,310,779	3,912,016
Change in unrealized appreciation (depreciation) on investments (affiliated)	17,937,158	9,758,508	(44,292,963)	—	—
Net unrealized gain (loss) on investments and foreign currencies	17,937,158	9,758,508	722,093,506	6,310,779	3,912,016
Net realized and unrealized gain (loss) on investments and foreign currencies	19,088,060	10,149,554	1,038,918,971	25,407,948	4,140,316
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,659,222	$11,113,784	$1,205,053,885	$26,458,569	$4,504,256
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$344	$—

# See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	AIG Multi-Asset Allocation Fund#		AIG Active Allocation Fund#
	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,571,162	$2,378,303	$964,230	$1,854,856
Net realized gain (loss) on investments and foreign currencies	1,150,902	19,384,688	391,046	7,858,860
Net unrealized gain (loss) on investments and foreign currencies	17,937,158	(16,891,712)	9,758,508	(6,835,986)
Net increase (decrease) in net assets resulting from operations	20,659,222	4,871,279	11,113,784	2,877,730
Distributions to shareholders from:
Net investment income (Class A)	(1,960,035)	(2,548,322)	(711,609)	(1,649,933)
Net investment income (Class B)	(112,069)	(207,561)	(76,569)	(207,712)
Net investment income (Class C)	(559,128)	(911,508)	(290,634)	(795,385)
Net investment income (Class I)	(3,267)	(4,046)	(4,334)	(10,155)
Net investment income (Class W)	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class W)	—	—	—	—
Total distributions to shareholders	(2,634,499)	(3,671,437)	(1,083,146)	(2,663,185)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(14,621,116)	(29,990,992)	(5,417,428)	(14,850,688)
Total increase (decrease) in net assets	3,403,607	(28,791,150)	4,613,210	(14,636,143)
NET ASSETS:
Beginning of period	269,119,118	297,910,268	146,811,153	161,447,296
End of period†	$272,522,725	$269,119,118	$151,424,363	$146,811,153
†Includes accumulated undistributed net investment income (loss)	$613,691	$1,677,028	$154,377	$273,293

# See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	AIG Focused Dividend Strategy Fund#		AIG Strategic Value Fund#		AIG Select Dividend Growth Fund#
	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016	For the six months ended April 30, 2017 (unaudited)	For the year ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$166,134,914	$326,671,261	$1,050,621	$3,094,110	$363,940	$733,287
Net realized gain (loss) on investments and foreign currencies	316,825,465	30,304,807	19,097,169	(1,376,467)	228,300	622,679
Net unrealized gain (loss) on investments and foreign currencies	722,093,506	126,513,872	6,310,779	1,954,804	3,912,016	1,427,027
Net increase (decrease) in net assets resulting from operations	1,205,053,885	483,489,940	26,458,569	3,672,447	4,504,256	2,782,993
Distributions to shareholders from:
Net investment income (Class A)	(86,613,266)	(114,910,752)	(2,447,435)	(2,626,523)	(418,013)	(723,552)
Net investment income (Class B)	(5,923,358)	(6,806,522)	—	—	—	—
Net investment income (Class C)	(55,664,108)	(63,976,222)	(419,293)	(497,824)	(9,974)	(10,336)
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class W)	(78,649,275)	(78,293,740)	—	—	(10,220)	(3,222)
Net realized gain on securities (Class A)	(11,748,902)	(278,819,299)	—	—	(661,943)	(4,471,386)
Net realized gain on securities (Class B)	(932,932)	(22,669,819)	—	—	—	—
Net realized gain on securities (Class C)	(8,836,605)	(203,619,789)	—	—	(23,716)	(145,530)
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class W)	(8,862,521)	(157,260,351)	—	—	(16,702)	(10,204)
Total distributions to shareholders	(257,230,967)	(926,356,494)	(2,866,728)	(3,124,347)	(1,140,568)	(5,364,230)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	375,135,590	2,905,079,348	(8,893,682)	(14,379,034)	703,549	(10,298,302)
Total increase (decrease) in net assets	1,322,958,508	2,462,212,794	14,698,159	(13,830,934)	4,067,237	(12,879,539)
NET ASSETS:
Beginning of period	12,382,490,634	9,920,277,840	227,760,953	241,591,887	40,823,579	53,703,118
End of period†	$13,705,449,142	$12,382,490,634	$242,459,112	$227,760,953	$44,890,816	$40,823,579
†Includes accumulated undistributed net investment income (loss)	$14,916,817	$75,631,910	$666,543	$2,482,650	$(24,695)	$49,572

# See Note 1

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG MULTI-ASSET ALLOCATION FUND#
Class A
10/31/12	$13.53	$0.16	$(0.34)	$(0.18)	$(0.26)	$—	$(0.26)	$13.09	(1.30)%	$178,458	0.21%		1.17%		46%
10/31/13	13.09	0.13	2.25	2.38	(0.15)	—	(0.15)	15.32	18.37	180,231	0.21		0.90		51
10/31/14	15.32	0.17	1.00	1.17	(0.32)	—	(0.32)	16.17	7.79	184,435	0.19		1.06		32
10/31/15	16.17	0.17	(0.09)	0.08	(0.25)	—	(0.25)	16.00	0.51	165,216	0.19		1.02		3
10/31/16	16.00	0.18	0.18	0.36	(0.25)	—	(0.25)	16.11	2.33	154,476	0.20		1.14		18
04/30/17(5)	16.11	0.12	1.17	1.29	(0.21)	—	(0.21)	17.19	8.03	158,724	0.22	(6)	1.43	(6)	5
Class B
10/31/12	$13.40	$0.09	$(0.35)	$(0.26)	$(0.17)	$—	$(0.17)	$12.97	(1.90)%	$52,914	0.86%		0.64%		46%
10/31/13	12.97	0.04	2.22	2.26	(0.04)	—	(0.04)	15.19	17.49	41,127	0.89		0.26		51
10/31/14	15.19	0.06	1.00	1.06	(0.21)	—	(0.21)	16.04	7.04	32,172	0.87		0.40		32
10/31/15	16.04	0.06	(0.09)	(0.03)	(0.13)	—	(0.13)	15.88	(0.17)	26,435	0.90		0.35		3
10/31/16	15.88	0.07	0.19	0.26	(0.13)	—	(0.13)	16.01	1.65	21,705	0.88		0.45		18
04/30/17(5)	16.01	0.06	1.16	1.22	(0.09)	—	(0.09)	17.14	7.61	20,478	0.90	(4)(6)	0.76	(4)(6)	5
Class C
10/31/12	$13.42	$0.08	$(0.34)	$(0.26)	$(0.18)	$—	$(0.18)	$12.98	(1.91)%	$151,553	0.84%		0.58%		46%
10/31/13	12.98	0.04	2.23	2.27	(0.05)	—	(0.05)	15.20	17.59	133,267	0.84		0.28		51
10/31/14	15.20	0.07	1.00	1.07	(0.22)	—	(0.22)	16.05	7.14	122,388	0.83		0.43		32
10/31/15	16.05	0.06	(0.09)	(0.03)	(0.14)	—	(0.14)	15.88	(0.15)	105,928	0.84		0.39		3
10/31/16	15.88	0.08	0.18	0.26	(0.14)	—	(0.14)	16.00	1.67	92,667	0.84		0.50		18
04/30/17(5)	16.00	0.07	1.16	1.23	(0.10)	—	(0.10)	17.13	7.70	93,003	0.86	(6)	0.79	(6)	5
Class I
10/31/12	$13.53	$0.14	$(0.32)	$(0.18)	$(0.26)	$—	$(0.26)	$13.09	(1.31)%	$401	0.25	%(4)	1.09	%(4)	46%
10/31/13	13.09	0.12	2.24	2.36	(0.14)	—	(0.14)	15.31	18.24	459	0.25	(4)	0.84	(4)	51
10/31/14	15.31	0.17	0.99	1.16	(0.32)	—	(0.32)	16.15	7.68	321	0.25	(4)	1.11	(4)	32
10/31/15	16.15	0.15	(0.07)	0.08	(0.24)	—	(0.24)	15.99	0.51	331	0.25	(4)	0.93	(4)	3
10/31/16	15.99	0.17	0.18	0.35	(0.24)	—	(0.24)	16.10	2.25	272	0.25	(4)	1.07	(4)	18
04/30/17(5)	16.10	0.11	1.17	1.28	(0.20)	—	(0.20)	17.18	7.98	317	0.25	(4)(6)	1.38	(4)(6)	5

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/12	10/31/13	10/31/14	10/31/15	10/31/16	04/30/17(5)(6)
AIG Multi-Asset Allocation Class B	—%	—%	—%	—%	—%	0.03%
AIG Multi-Asset Allocation Class I	0.06	0.33	0.27	0.19	1.49	1.12

(5)  Unaudited

(6)  Annualized

#  See Note 1

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG ACTIVE ALLOCATION FUND#
Class A
10/31/12	$12.65	$0.15	$0.40	$0.55	$(0.28)	$—	$(0.28)	$12.92	4.47%	$87,715	0.22%		1.17%		22%
10/31/13	12.92	0.17	1.99	2.16	(0.17)	—	(0.17)	14.91	16.86	93,392	0.22		1.20		70
10/31/14	14.91	0.21	0.92	1.13	(0.39)	—	(0.39)	15.65	7.67	92,459	0.22		1.40		38
10/31/15	15.65	0.23	(0.17)	0.06	(0.28)	—	(0.28)	15.43	0.37	85,145	0.22		1.48		6
10/31/16	15.43	0.23	0.16	0.39	(0.31)	—	(0.31)	15.51	2.59	79,796	0.22		1.53		29
04/30/17(5)	15.51	0.13	1.09	1.22	(0.14)	—	(0.14)	16.59	7.90	83,864	0.24	(6)	1.59	(6)	6
Class B
10/31/12	$12.58	$0.07	$0.39	$0.46	$(0.21)	$—	$(0.21)	$12.83	3.74%	$21,819	0.89%		0.57%		22%
10/31/13	12.83	0.07	1.99	2.06	(0.09)	—	(0.09)	14.80	16.16	20,980	0.90	(4)	0.53	(4)	70
10/31/14	14.80	0.11	0.90	1.01	(0.29)	—	(0.29)	15.52	6.95	18,589	0.90	(4)	0.72	(4)	38
10/31/15	15.52	0.13	(0.19)	(0.06)	(0.17)	—	(0.17)	15.29	(0.38)	15,704	0.90	(4)	0.81	(4)	6
10/31/16	15.29	0.13	0.17	0.30	(0.21)	—	(0.21)	15.38	1.98	14,091	0.90	(4)	0.85	(4)	29
04/30/17(5)	15.38	0.07	1.07	1.14	(0.08)	—	(0.08)	16.44	7.46	14,114	0.90	(4)(6)	0.94	(4)(6)	6
Class C
10/31/12	$12.62	$0.07	$0.40	$0.47	$(0.21)	$—	$(0.21)	$12.88	3.82%	$66,580	0.86%		0.54%		22%
10/31/13	12.88	0.08	1.98	2.06	(0.09)	—	(0.09)	14.85	16.10	68,940	0.87		0.56		70
10/31/14	14.85	0.11	0.91	1.02	(0.30)	—	(0.30)	15.57	6.95	67,520	0.86		0.76		38
10/31/15	15.57	0.13	(0.18)	(0.05)	(0.17)	—	(0.17)	15.35	(0.28)	60,073	0.87		0.84		6
10/31/16	15.35	0.14	0.16	0.30	(0.21)	—	(0.21)	15.44	2.01	52,428	0.86		0.90		29
04/30/17(5)	15.44	0.07	1.09	1.16	(0.09)	—	(0.09)	16.51	7.52	52,879	0.90	(4)(6)	0.94	(4)(6)	6
Class I
10/31/12	$12.67	$0.14	$0.40	$0.54	$(0.27)	$—	$(0.27)	$12.94	4.43%	$740	0.25	%(4)	1.11	%(4)	22%
10/31/13	12.94	0.16	2.01	2.17	(0.17)	—	(0.17)	14.94	16.89	798	0.25	(4)	1.18	(4)	70
10/31/14	14.94	0.23	0.89	1.12	(0.38)	—	(0.38)	15.68	7.61	551	0.25	(4)	1.47	(4)	38
10/31/15	15.68	0.23	(0.18)	0.05	(0.27)	—	(0.27)	15.46	0.34	526	0.25	(4)	1.44	(4)	6
10/31/16	15.46	0.23	0.16	0.39	(0.31)	—	(0.31)	15.54	2.57	497	0.25	(4)	1.50	(4)	29
04/30/17(5)	15.54	0.12	1.11	1.23	(0.14)	—	(0.14)	16.63	7.93	567	0.25	(4)(6)	1.57	(4)(6)	6

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/12	10/31/13	10/31/14	10/31/15	10/31/16	04/30/17(5)(6)
AIG Active Allocation Class B	—%	0.03%	0.02%	0.04%	0.08%	0.08%
AIG Active Allocation Class C	—	—	—	—	—	0.00
AIG Active Allocation Class I	1.32	1.51	1.74	2.26	1.45	2.15

(5)  Unaudited

(6)  Annualized

#  See Note 1

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG FOCUSED DIVIDEND STRATEGY FUND#
Class A
10/31/12	$11.55	$0.34	$1.63	$1.97	$(0.34)	$—	$(0.34)	$13.18	17.27%	$1,916,051	0.98%		2.76%		20%
10/31/13	13.18	0.43	4.44	4.87	(0.42)	(0.17)	(0.59)	17.46	38.00	3,894,978	0.98		2.88		42
10/31/14	17.46	0.43	1.19	1.62	(0.41)	(0.57)	(0.98)	18.10	9.78	3,783,631	1.07		2.47		47
10/31/15	18.10	0.39	0.62	1.01	(0.42)	(1.08)	(1.50)	17.61	6.32	4,213,860	1.06		2.26		56
10/31/16	17.61	0.51	0.12	0.63	(0.42)	(1.16)	(1.58)	16.66	4.38	4,849,219	1.05		3.16		60
04/30/17(6)	16.66	0.23	1.39	1.62	(0.31)	(0.04)	(0.35)	17.93	9.76	4,646,440	1.04	(5)	2.69	(5)	25
Class B
10/31/12	$11.51	$0.26	$1.61	$1.87	$(0.26)	$—	$(0.26)	$13.12	16.44%	$114,794	1.64%		2.12%		20%
10/31/13	13.12	0.33	4.41	4.74	(0.33)	(0.17)	(0.50)	17.36	37.05	237,272	1.64		2.23		42
10/31/14	17.36	0.31	1.19	1.50	(0.30)	(0.57)	(0.87)	17.99	9.10	293,561	1.72		1.82		47
10/31/15	17.99	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.49	5.61	337,033	1.71		1.61		56
10/31/16	17.49	0.41	0.13	0.54	(0.32)	(1.16)	(1.48)	16.55	3.79	381,223	1.70		2.53		60
04/30/17(6)	16.55	0.17	1.38	1.55	(0.26)	(0.04)	(0.30)	17.80	9.37	412,362	1.69	(5)	2.02	(5)	25
Class C
10/31/12	$11.51	$0.26	$1.63	$1.89	$(0.27)	$—	$(0.27)	$13.13	16.58%	$715,533	1.63%		2.10%		20%
10/31/13	13.13	0.32	4.41	4.73	(0.33)	(0.17)	(0.50)	17.36	37.00	1,922,796	1.63		2.16		42
10/31/14	17.36	0.31	1.18	1.49	(0.30)	(0.57)	(0.87)	17.98	9.05	2,489,569	1.72		1.82		47
10/31/15	17.98	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.48	5.63	3,008,527	1.71		1.61		56
10/31/16	17.48	0.40	0.13	0.53	(0.32)	(1.16)	(1.48)	16.53	3.75	3,628,575	1.70		2.51		60
04/30/17(6)	16.53	0.17	1.38	1.55	(0.26)	(0.04)	(0.30)	17.78	9.38	3,788,090	1.69	(5)	2.03	(5)	25
Class W
05/15/13(4)-10/31/13	$15.66	$0.33	$1.67	$2.00	$(0.20)	$—	$(0.20)	$17.46	12.88%	$1,023,004	0.79	%(3)(5)	2.42	%(3)(5)	42%
10/31/14	17.46	0.45	1.20	1.65	(0.45)	(0.57)	(1.02)	18.09	9.97	1,837,795	0.87		2.66		47
10/31/15	18.09	0.42	0.63	1.05	(0.46)	(1.08)	(1.54)	17.60	6.55	2,360,858	0.86		2.46		56
10/31/16	17.60	0.53	0.14	0.67	(0.46)	(1.16)	(1.62)	16.65	4.60	3,523,472	0.85		3.30		60
04/30/17(6)	16.65	0.24	1.40	1.64	(0.33)	(0.04)	(0.37)	17.92	9.90	4,858,558	0.84	(5)	2.83	(5)	25

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

10/31/13
AIG Focused Dividend Strategy Class A	—%
AIG Focused Dividend Strategy Class B	—
AIG Focused Dividend Strategy Class C	—
AIG Focused Dividend Strategy Class W	0.00	(5)

(4)  Inception date of class.

(5)  Annualized

(6)  Unaudited

#  See Note 1

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG STRATEGIC VALUE FUND#
Class A
10/31/12	$15.77	$0.20	$1.94		$2.14	$(0.03)	$—	$(0.03)	$17.88	13.64%	$114,965	1.49%		1.19%		55%
10/31/13	17.88	0.23	4.92	(3)	5.15	(0.24)	—	(0.24)	22.79	29.21	164,273	1.46		1.16		76
10/31/14	22.79	0.24	3.11		3.35	(0.17)	(0.10)	(0.27)	25.87	14.83	190,621	1.42		0.98		64
10/31/15	25.87	0.36	(0.22)		0.14	(0.27)	—	(0.27)	25.74	0.56	186,699	1.43		1.39		57
10/31/16	25.74	0.37	0.10		0.47	(0.36)	—	(0.36)	25.85	1.88	175,724	1.42		1.47		56
04/30/17(4)	25.85	0.14	2.92		3.06	(0.36)	—	(0.36)	28.55	11.87	187,207	1.42	(5)	1.02	(5)	51
Class C
10/31/12	$14.72	$0.09	$1.80		$1.89	$—	$—	$—	$16.61	12.84%	$39,882	2.15%		0.54%		55%
10/31/13	16.61	0.09	4.58	(3)	4.67	(0.12)	—	(0.12)	21.16	28.33	60,267	2.12		0.49		76
10/31/14	21.16	0.07	2.89		2.96	(0.06)	(0.10)	(0.16)	23.96	14.08	61,937	2.08		0.33		64
10/31/15	23.96	0.18	(0.20)		(0.02)	(0.13)	—	(0.13)	23.81	(0.09)	54,893	2.09		0.73		57
10/31/16	23.81	0.19	0.10		0.29	(0.21)	—	(0.21)	23.89	1.24	52,036	2.08		0.80		56
04/30/17(4)	23.89	0.05	2.70		2.75	(0.20)	—	(0.20)	26.44	11.51	53,864	2.09	(5)	0.36	(5)	51
Class W
04/20/17@- 04/30/17(4)	28.02	(0.00)	0.53		0.53	—	—	—	28.55	1.89	1,388	1.52	(5)(6)	(0.55	)(5)(6)	51

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Includes the effect of a merger.

(4)  Unaudited

(5)  Annualized

(6)  Net of the following expense reimbursements (recoupments) (based on average net assets):

04/30/17(4)(5)
AIG Strategic Value Class W	24.79%

#  See Note 1

@  Inception date of class.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG SELECT DIVIDEND GROWTH FUND#
Class A
05/02/14@-10/31/14	$15.00	$0.11	$0.73	$0.84	$(0.10)	$—	$(0.10)	$15.74	5.60%	$56,419	1.69	%(4)	1.40	%(4)	4%
10/31/15	15.74	0.34	(0.04)	0.30	(0.34)	(0.02)	(0.36)	15.68	1.94	52,244	1.48		2.08		79
10/31/16	15.68	0.24	0.71	0.95	(0.24)	(1.46)	(1.70)	14.93	7.20	39,422	1.56		1.65		69
04/30/17(5)	14.93	0.13	1.53	1.66	(0.16)	(0.25)	(0.41)	16.18	11.10	42,621	1.61	(4)	1.67	(4)	5
Class C
05/02/14@-10/31/14	$15.00	$0.05	$0.74	$0.79	$(0.06)	$—	$(0.06)	$15.73	5.27%	$108	2.37	%(4)	0.66	%(4)	4%
10/31/15	15.73	0.06	0.09	0.15	(0.24)	(0.02)	(0.26)	15.62	0.96	1,351	2.37		0.41		79
10/31/16	15.62	0.10	0.74	0.84	(0.12)	(1.46)	(1.58)	14.88	6.36	1,161	2.37		0.73		69
04/30/17(5)	14.88	0.06	1.53	1.59	(0.10)	(0.25)	(0.35)	16.12	10.69	1,631	2.37	(4)	0.84	(4)	5
Class W
05/02/14@-10/31/14	$15.00	$0.12	$0.73	$0.85	$(0.11)	$—	$(0.11)	$15.74	5.69%	$106	1.52	%(4)	1.51	%(4)	4%
10/31/15	15.74	0.32	(0.03)	0.29	(0.36)	(0.02)	(0.38)	15.65	1.86	108	1.52		2.01		79
10/31/16	15.65	0.21	0.75	0.96	(0.26)	(1.46)	(1.72)	14.89	7.25	241	1.52		1.56		69
04/30/17(5)	14.89	0.11	1.56	1.67	(0.17)	(0.25)	(0.42)	16.14	11.18	639	1.52	(4)	1.51	(4)	5

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14(4)	10/31/15	10/31/16	04/30/17(4)(5)
AIG Select Dividend Growth Class A	0.00%	0.11%	0.02%	0.00%
AIG Select Dividend Growth Class C	19.34	2.01	0.64	0.46
AIG Select Dividend Growth Class W	19.57	19.46	5.19	0.90

(4)  Annualized

(5)  Unaudited

@  Commencement of Operations

#  See Note 1

See Notes to Financial Statements

AIG Multi-Asset Allocation Fund‡

PORTFOLIO PROFILE — April 30, 2017 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	53.4%
Fixed Income Investment Companies	18.5
Global Strategies Investment Companies	9.8
Foreign Equity Investment Companies	9.7
Commodity Strategy Investment Companies	8.7
100.1%

* Calculated as a percentage of net assets

‡ See Note 1

AIG Multi-Asset Allocation Fund@‡

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.1%
Commodity Strategy Investment Companies—8.7%
SunAmerica Specialty Series AIG Commodity Strategy Fund, Class A† (cost $30,607,909)	3,448,651	$23,830,175
Domestic Equity Investment Companies—53.4%
SunAmerica Series, Inc. AIG Focused Dividend Strategy Fund, Class A	715,057	12,820,969
SunAmerica Series, Inc. AIG Select Dividend Growth Fund, Class A	1,801,051	29,141,005
SunAmerica Series, Inc. AIG Strategic Value Fund, Class A	1,021,483	29,163,339
SunAmerica Specialty Series AIG ESG Dividend Fund, Class A†	912,997	14,078,407
SunAmerica Specialty Series AIG Focused Multi-Cap Growth Fund, Class A	555,256	14,858,661
SunAmerica Specialty Series AIG Focused Alpha Large-Cap Fund, Class A	544,671	14,945,773
SunAmerica Specialty Series AIG Small-Cap Fund, Class A	1,661,723	30,459,388
Total Domestic Equity Investment Companies (cost $125,703,280)		145,467,542
Fixed Income Investment Companies—18.5%
SunAmerica Income Funds AIG Flexible Credit Fund, Class A	3,740,168	12,940,981
SunAmerica Income Funds AIG Strategic Bond Fund, Class A	1,936,186	6,621,757
SunAmerica Income Funds AIG U.S. Government Securities Fund, Class A	2,645,079	24,281,825
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	826,721	6,688,170
Total Fixed Income Investment Companies (cost $51,271,670)		50,532,733
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—9.7%
SunAmerica Equity Funds AIG International Dividend Strategy Fund, Class A	1,444,319	$13,518,829
SunAmerica Equity Funds AIG Japan Fund, Class A	1,640,094	12,891,139
Total Foreign Equity Investment Companies (cost $25,194,712)		26,409,968
Global Strategies Investment Companies—9.8%
SunAmerica Specialty Series AIG Global Trends Fund, Class A	1,013,552	13,277,534
SunAmerica Specialty Series AIG Income Explorer Fund, Class A	870,976	13,395,608
Total Global Strategies Investment Companies (cost $27,594,335)		26,673,142
TOTAL INVESTMENTS (cost $260,371,906)(1)	100.1%	272,913,560
Liabilities in excess of other assets	(0.1)	(390,835)
NET ASSETS —	100.0%	$272,522,725

‡ See Note 1

† Non-income producing security

# See Note 5

@ The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.aig.com/funds.

(1) See Note 6 for cost of investments on a tax basis.

AIG Multi-Asset Allocation Fund@‡

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited) (continued)

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2017 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$272,913,560	$—	$—	$272,913,560

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

AIG Active Allocation Fund‡

PORTFOLIO PROFILE — April 30, 2017 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.6%
Fixed Income Investment Companies	28.6
Foreign Equity Investment Companies	8.6
Global Strategies Investment Companies	8.6
Commodity Strategy Investment Companies	1.8
100.2%

* Calculated as a percentage of net assets

‡ See Note 1

AIG Active Allocation Fund@‡

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Commodity Strategy Investment Companies—1.8%
SunAmerica Specialty Series AIG Commodity Strategy Fund, Class A† (cost $2,806,697)	395,119	$2,730,271
Domestic Equity Investment Companies—52.6%
SunAmerica Series, Inc. AIG Focused Dividend Strategy Fund, Class A	524,185	9,398,633
SunAmerica Series, Inc. AIG Select Dividend Growth Fund, Class A	633,724	10,253,650
SunAmerica Series, Inc. AIG Strategic Value Fund, Class A	588,870	16,812,248
SunAmerica Specialty Series AIG ESG Dividend Fund, Class A†	395,165	6,093,442
SunAmerica Specialty Series AIG Focused Multi-Cap Growth Fund, Class A	468,416	12,534,805
SunAmerica Specialty Series AIG Focused Alpha Large-Cap Fund, Class A	497,415	13,649,061
SunAmerica Specialty Series AIG Small-Cap Fund, Class A	593,339	10,875,909
Total Domestic Equity Investment Companies (cost $69,789,714)		79,617,748
Fixed Income Investment Companies—28.6%
SunAmerica Income Funds AIG Flexible Credit Fund, Class A	3,107,785	10,752,937
SunAmerica Income Funds AIG Strategic Bond Fund, Class A	3,321,450	11,359,360
SunAmerica Income Funds AIG U.S. Government Securities Fund, Class A	1,123,746	10,315,991
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	1,337,228	10,818,175
Total Fixed Income Investment Companies (cost $43,615,896)		43,246,463
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—8.6%
SunAmerica Equity Funds AIG International Dividend Strategy Fund, Class A	1,075,905	$10,070,474
SunAmerica Equity Funds AIG Japan Fund, Class A	384,484	3,022,042
Total Foreign Equity Investment Companies (cost $12,976,217)		13,092,516
Global Strategies Investment Companies—8.6%
SunAmerica Specialty Series AIG Global Trends Fund, Class A	756,525	9,910,474
SunAmerica Specialty Series AIG Income Explorer Fund, Class A	200,804	3,088,362
Total Global Strategies Investment Companies (cost $13,003,549)		12,998,836
TOTAL INVESTMENTS (cost $142,192,073)(1)	100.2%	151,685,834
Liabilities in excess of other assets	(0.2)	(261,471)
NET ASSETS —	100.0%	$151,424,363

‡ See Note 1

† Non-income producing security

# See Note 5

@ The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.aig.com/funds.

(1) See Note 6 for cost of investments on a tax basis.

AIG Active Allocation Fund@‡

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited) (continued)

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2017 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$151,685,834	$—	$—	$151,685,834

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

AIG Focused Dividend Strategy Fund@

PORTFOLIO PROFILE — April 30, 2017 — (unaudited)

Industry Allocation*
Tobacco	11.2%
Telephone-Integrated	8.7
Retail-Restaurants	7.4
Medical-Drugs	6.5
Oil Companies-Integrated	6.1
Retail-Apparel/Shoe	5.2
Retail-Regional Department Stores	5.1
Aerospace/Defense	4.2
Retail-Consumer Electronics	4.0
Computers	3.8
Semiconductor Equipment	3.7
Electric Products-Misc.	3.7
Engines-Internal Combustion	3.6
Machinery-Construction & Mining	3.6
Networking Products	3.4
Oil Refining & Marketing	3.4
Chemicals-Diversified	3.2
Computer Services	3.2
Beverages-Non-alcoholic	3.1
Advertising Agencies	3.0
Medical-Biomedical/Gene	2.9
U.S. Government Treasuries	0.5
Repurchase Agreements	0.4
99.9%

* Calculated as a percentage of net assets

@ See Note 1

AIG Focused Dividend Strategy Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.0%
Advertising Agencies—3.0%
Omnicom Group, Inc.	5,082,081	$417,340,492
Aerospace/Defense—4.2%
Boeing Co.	3,124,242	577,453,649
Beverages-Non-alcoholic—3.1%
Coca-Cola Co.	10,009,272	431,900,087
Chemicals-Diversified—3.2%
LyondellBasell Industries NV, Class A	5,220,105	442,456,100
Computer Services—3.2%
International Business Machines Corp.	2,696,969	432,297,161
Computers—3.8%
HP, Inc.	27,530,454	518,123,144
Electric Products-Misc.—3.7%
Emerson Electric Co.	8,346,735	503,141,186
Engines-Internal Combustion—3.6%
Cummins, Inc.	3,306,797	499,127,939
Machinery-Construction & Mining—3.6%
Caterpillar, Inc.	4,795,749	490,413,293
Medical-Biomedical/Gene—2.9%
Gilead Sciences, Inc.	5,733,146	393,007,158
Medical-Drugs—6.5%
AbbVie, Inc.	6,931,799	457,082,826
Pfizer, Inc.	12,731,574	431,854,990
		888,937,816
Networking Products—3.4%
Cisco Systems, Inc.	13,820,506	470,864,639
Oil Companies-Integrated—6.1%
Chevron Corp.	4,138,172	441,542,953
Exxon Mobil Corp.	4,814,016	393,064,406
		834,607,359
Oil Refining & Marketing—3.4%
Valero Energy Corp.	7,193,875	464,796,264
Retail-Apparel/Shoe—5.2%
Gap, Inc.	15,715,387	411,743,139
L Brands, Inc.	5,737,089	302,975,670
		714,718,809
Retail-Consumer Electronics—4.0%
Best Buy Co., Inc.	10,470,642	542,483,962
Retail-Regional Department Stores—5.1%
Kohl's Corp.(1)	9,243,936	360,790,822
Macy's, Inc.	11,680,695	341,309,908
		702,100,730
Retail-Restaurants—7.4%
Darden Restaurants, Inc.	6,013,514	512,291,258
McDonald's Corp.	3,613,953	505,700,443
		1,017,991,701
Semiconductor Equipment—3.7%
KLA-Tencor Corp.	5,130,175	503,885,789
Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated—8.7%
AT&T, Inc.	10,634,533	$421,446,543
CenturyLink, Inc.	15,255,536	391,609,609
Verizon Communications, Inc.	8,268,961	379,627,999
		1,192,684,151
Tobacco—11.2%
Altria Group, Inc.	6,677,656	479,322,148
Philip Morris International, Inc.	4,335,617	480,559,788
Reynolds American, Inc.	8,823,490	569,115,105
		1,528,997,041
Total Long-Term Investment Securities (cost $12,089,021,612)		13,567,328,470
SHORT-TERM INVESTMENT SECURITIES—0.5%
U.S. Government Treasuries—0.5%
United States Treasury Bills 0.60% due 05/11/2017 (cost $69,988,333)	$70,000,000	69,987,050
REPURCHASE AGREEMENTS—0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $55,339,415 and collateralized by $55,320,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $56,446,205 (cost $55,339,000)	55,339,000	55,339,000
TOTAL INVESTMENTS (cost $12,214,348,945)(2)	99.9%	13,692,654,520
Other assets less liabilities	0.1	12,794,622
NET ASSETS —	100.0%	$13,705,449,142

@ See Note 1

(1) See Note 5

(2) See Note 6 for cost of investments on a tax basis.

AIG Focused Dividend Strategy Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,567,328,470	$—	$—	$13,567,328,470
Short-Term Investment Securities	—	69,987,050	—	69,987,050
Repurchase Agreements	—	55,339,000	—	55,339,000
Total Investments at Value	$13,567,328,470	$125,326,050	$—	$13,692,654,520

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

AIG Strategic Value Fund@

PORTFOLIO PROFILE — April 30, 2017 — (unaudited)

Industry Allocation*
Medical-Drugs	8.2%
Diversified Manufacturing Operations	5.1
Diversified Banking Institutions	4.5
Enterprise Software/Service	3.8
Oil Companies-Integrated	3.5
Electric-Integrated	3.4
Telephone-Integrated	3.2
Investment Management/Advisor Services	3.0
Aerospace/Defense	2.3
Gas-Distribution	2.3
Electronic Components-Semiconductors	2.3
Cosmetics & Toiletries	2.2
Oil & Gas Drilling	2.1
Banks-Fiduciary	2.1
Networking Products	2.1
Retail-Drug Store	2.0
Tobacco	2.0
Food-Misc./Diversified	1.9
Aerospace/Defense-Equipment	1.8
Banks-Super Regional	1.7
Real Estate Management/Services	1.7
Computers	1.6
Retail-Discount	1.6
Medical-HMO	1.5
Steel-Producers	1.4
Medical Labs & Testing Services	1.4
Electronic Components-Misc.	1.3
Chemicals-Diversified	1.2
Beverages-Non-alcoholic	1.2
Insurance-Multi-line	1.1
Commercial Services-Finance	1.1
Transport-Rail	1.0
Auto/Truck Parts & Equipment-Original	1.0
Finance-Other Services	1.0
Diagnostic Equipment	0.9
Oil Refining & Marketing	0.9
Insurance-Life/Health	0.9
Engines-Internal Combustion	0.9
Building Products-Wood	0.8
Containers-Metal/Glass	0.8
Computer Services	0.8
Publishing-Newspapers	0.8
Airlines	0.8
Linen Supply & Related Items	0.8
Broadcast Services/Program	0.8
Retail-Catalog Shopping	0.8
Cable/Satellite TV	0.7
Semiconductor Components-Integrated Circuits	0.7
E-Commerce/Services	0.7
Banks-Commercial	0.7
Building Products-Air & Heating	0.7
Insurance Brokers	0.7
Semiconductor Equipment	0.7
Finance-Mortgage Loan/Banker	0.6
Engineering/R&D Services	0.6
Multimedia	0.6
Finance-Consumer Loans	0.6
Retail-Office Supplies	0.5
Tools-Hand Held	0.5
Diversified Operations	0.5
Repurchase Agreements	0.5
Schools	0.5%
Beverages-Wine/Spirits	0.5
Television	0.5
Pipelines	0.5
Machinery-Construction & Mining	0.4
Oil-Field Services	0.4
Insurance-Property/Casualty	0.4
100.1%

* Calculated as a percentage of net assets

@ See Note 1

AIG Strategic Value Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.6%
Aerospace/Defense—2.3%
General Dynamics Corp.	19,484	$3,775,804
Raytheon Co.	11,984	1,860,037
		5,635,841
Aerospace/Defense-Equipment—1.8%
United Technologies Corp.	36,065	4,291,374
Airlines—0.8%
American Airlines Group, Inc.	21,785	928,476
United Continental Holdings, Inc.†	14,037	985,538
		1,914,014
Auto/Truck Parts & Equipment-Original—1.0%
Cooper-Standard Holding, Inc.†	8,971	1,014,351
Lear Corp.	10,284	1,467,115
		2,481,466
Banks-Commercial—0.7%
Regions Financial Corp.	125,795	1,729,681
Banks-Fiduciary—2.1%
Bank of New York Mellon Corp.	109,323	5,144,740
Banks-Super Regional—1.7%
PNC Financial Services Group, Inc.	15,855	1,898,636
Wells Fargo & Co.	42,273	2,275,979
		4,174,615
Beverages-Non-alcoholic—1.2%
PepsiCo, Inc.	25,171	2,851,371
Beverages-Wine/Spirits—0.5%
Brown-Forman Corp., Class B	25,405	1,202,165
Broadcast Services/Program—0.8%
MSG Networks, Inc., Class A†	75,634	1,887,068
Building Products-Air & Heating—0.7%
Johnson Controls International PLC	41,508	1,725,488
Building Products-Wood—0.8%
Masco Corp.	55,309	2,047,539
Cable/Satellite TV—0.7%
Comcast Corp., Class A	45,428	1,780,323
Chemicals-Diversified—1.2%
Celanese Corp., Series A	14,600	1,270,784
LyondellBasell Industries NV, Class A	20,513	1,738,682
		3,009,466
Commercial Services-Finance—1.1%
Moody's Corp.	21,823	2,582,097
Computer Services—0.8%
International Business Machines Corp.	12,634	2,025,104
Security Description	Shares	Value (Note 2)
Computers—1.6%
Apple, Inc.	17,229	$2,474,946
HP, Inc.	78,807	1,483,148
		3,958,094
Containers-Metal/Glass—0.8%
Greif, Inc., Class A	34,577	2,026,904
Cosmetics & Toiletries—2.2%
Procter & Gamble Co.	59,853	5,226,963
Diagnostic Equipment—0.9%
Danaher Corp.	27,300	2,274,909
Diversified Banking Institutions—4.5%
Bank of America Corp.	236,935	5,530,063
JPMorgan Chase & Co.	61,502	5,350,674
		10,880,737
Diversified Manufacturing Operations—5.1%
Carlisle Cos., Inc.	12,685	1,286,132
Crane Co.	37,802	3,020,758
Eaton Corp. PLC	21,392	1,618,091
Ingersoll-Rand PLC	45,059	3,998,986
Parker-Hannifin Corp.	15,513	2,494,491
		12,418,458
Diversified Operations—0.5%
Leucadia National Corp.	50,686	1,286,918
E-Commerce/Services—0.7%
Liberty Ventures, Series A†	32,745	1,763,318
Electric-Integrated—3.4%
AES Corp.	156,458	1,769,540
Entergy Corp.	27,826	2,122,011
FirstEnergy Corp.	58,168	1,741,550
Xcel Energy, Inc.	58,677	2,643,399
		8,276,500
Electronic Components-Misc.—1.3%
Corning, Inc.	63,132	1,821,358
Gentex Corp.	65,154	1,345,430
		3,166,788
Electronic Components- Semiconductors—2.3%
Intel Corp.	151,921	5,491,944
Engineering/R&D Services—0.6%
Jacobs Engineering Group, Inc.	25,565	1,404,030
Engines-Internal Combustion—0.9%
Cummins, Inc.	13,688	2,066,067
Enterprise Software/Service—3.8%
CA, Inc.	109,180	3,584,379
Oracle Corp.	122,454	5,505,532
		9,089,911
Finance-Consumer Loans—0.6%
Enova International, Inc.†	94,424	1,340,821
Finance-Mortgage Loan/Banker—0.6%
FNF Group	35,867	1,468,754

AIG Strategic Value Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
Finance-Other Services—1.0%
CME Group, Inc.	19,848	$2,306,139
Food-Misc./Diversified—1.9%
Kellogg Co.	40,192	2,853,632
Mondelez International, Inc., Class A	37,415	1,684,797
		4,538,429
Gas-Distribution—2.3%
National Fuel Gas Co.	101,757	5,635,303
Insurance Brokers—0.7%
Brown & Brown, Inc.	39,766	1,705,961
Insurance-Life/Health—0.9%
Aflac, Inc.	14,311	1,071,607
American Equity Investment Life Holding Co.	47,515	1,127,056
		2,198,663
Insurance-Multi-line—1.1%
CNA Financial Corp.	59,596	2,697,315
Insurance-Property/Casualty—0.4%
Progressive Corp.	22,386	889,172
Investment Management/ Advisor Services—3.0%
Franklin Resources, Inc.	100,863	4,348,204
T. Rowe Price Group, Inc.	40,414	2,864,948
		7,213,152
Linen Supply & Related Items—0.8%
UniFirst Corp.	13,592	1,892,006
Machinery-Construction & Mining—0.4%
Oshkosh Corp.	14,567	1,010,804
Medical Labs & Testing Services—1.4%
Quest Diagnostics, Inc.	32,713	3,451,549
Medical-Drugs—8.2%
Johnson & Johnson	88,181	10,887,708
Merck & Co., Inc.	23,394	1,458,148
Pfizer, Inc.	222,469	7,546,149
		19,892,005
Medical-HMO—1.5%
Anthem, Inc.	14,264	2,537,423
WellCare Health Plans, Inc.†	6,468	992,256
		3,529,679
Multimedia—0.6%
Twenty-First Century Fox, Inc., Class A	44,011	1,344,096
Networking Products—2.1%
Cisco Systems, Inc.	149,084	5,079,292
Oil & Gas Drilling—2.1%
Atwood Oceanics, Inc.†	91,944	719,922
Diamond Offshore Drilling, Inc.†	78,578	1,133,095
Ensco PLC, Class A	250,047	1,972,871
Noble Corp. PLC	280,958	1,348,598
		5,174,486
Security Description	Shares	Value (Note 2)
Oil Companies-Integrated—3.5%
Chevron Corp.	27,556	$2,940,225
Exxon Mobil Corp.	67,779	5,534,156
		8,474,381
Oil Refining & Marketing—0.9%
Valero Energy Corp.	34,040	2,199,324
Oil-Field Services—0.4%
McDermott International, Inc.†	144,231	943,271
Pipelines—0.5%
Kinder Morgan, Inc.	56,940	1,174,672
Publishing-Newspapers—0.8%
News Corp., Class A	155,688	1,980,351
Real Estate Management/Services—1.7%
RE/MAX Holdings, Inc., Class A	37,455	2,215,463
Realogy Holdings Corp.	63,088	1,927,339
		4,142,802
Retail-Catalog Shopping—0.8%
Liberty Interactive Corp. QVC Group, Class A†	85,842	1,818,134
Retail-Discount—1.6%
Wal-Mart Stores, Inc.	49,851	3,747,798
Retail-Drug Store—2.0%
CVS Health Corp.	29,572	2,437,916
Walgreens Boots Alliance, Inc.	28,714	2,484,909
		4,922,825
Retail-Office Supplies—0.5%
Staples, Inc.	134,994	1,318,891
Schools—0.5%
DeVry Education Group, Inc.	31,802	1,203,706
Semiconductor Components- Integrated Circuits—0.7%
QUALCOMM, Inc.	32,914	1,768,798
Semiconductor Equipment—0.7%
Applied Materials, Inc.	38,504	1,563,647
Steel-Producers—1.4%
Nucor Corp.	23,793	1,459,225
Steel Dynamics, Inc.	55,288	1,998,108
		3,457,333
Telephone-Integrated—3.2%
AT&T, Inc.	93,957	3,723,516
Verizon Communications, Inc.	86,731	3,981,820
		7,705,336
Television—0.5%
TEGNA, Inc.	47,086	1,199,751
Tobacco—2.0%
Philip Morris International, Inc.	43,672	4,840,604
Tools-Hand Held—0.5%
Stanley Black & Decker, Inc.	9,637	1,312,078

AIG Strategic Value Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail—1.0%
CSX Corp.	19,878	$1,010,598
Union Pacific Corp.	13,237	1,482,014
		2,492,612
Total Long-Term Investment Securities (cost $224,643,911)		241,447,833
REPURCHASE AGREEMENTS—0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $1,235,009 and collateralized by $1,235,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $1,260,142 (cost $1,235,000)	$1,235,000	1,235,000
TOTAL INVESTMENTS (cost $225,878,911)(1)	100.1%	242,682,833
Liabilities in excess of other assets	(0.1)	(223,721)
NET ASSETS —	100.0%	$242,459,112

@ See Note 1

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$241,447,833	$—	$—	$241,447,833
Repurchase Agreements	—	1,235,000	—	1,235,000
Total Investments at Value	$241,447,833	$1,235,000	$—	$242,682,833

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

AIG Select Dividend Growth Fund@

PORTFOLIO PROFILE — April 30, 2017 — (unaudited)

Industry Allocation*
Chemicals-Diversified	5.5%
Investment Management/Advisor Services	4.7
Commercial Services-Finance	4.6
Retail-Regional Department Stores	4.0
Insurance-Property/Casualty	3.9
Retail-Consumer Electronics	3.5
Human Resources	3.3
Diversified Manufacturing Operations	3.2
Aerospace/Defense	3.1
Industrial Automated/Robotic	3.1
Computers	3.1
Hotels/Motels	3.1
Retail-Catalog Shopping	2.8
Engines-Internal Combustion	2.8
Transport-Rail	2.7
Retail-Automobile	2.7
Housewares	2.6
Oil Refining & Marketing	2.6
Networking Products	2.5
Resorts/Theme Parks	2.5
Retail-Major Department Stores	2.5
Agricultural Chemicals	2.5
Medical-Biomedical/Gene	2.4
Retail-Apparel/Shoe	2.4
Retail-Mail Order	2.3
Transport-Services	2.3
Computer Services	2.3
Advertising Agencies	2.3
Finance-Investment Banker/Broker	2.2
Enterprise Software/Service	2.2
Retail-Restaurants	2.1
Apparel Manufacturers	2.0
Recreational Vehicles	2.0
Semiconductor Components-Integrated Circuits	2.0
Retail-Discount	1.7
99.5%

* Calculated as a percentage of net assets

@ See Note 1

AIG Select Dividend Growth Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.5%
Advertising Agencies—2.3%
Omnicom Group, Inc.	12,385	$1,017,056
Aerospace/Defense—3.1%
Boeing Co.	7,664	1,416,537
Agricultural Chemicals—2.5%
CF Industries Holdings, Inc.	41,508	1,109,924
Apparel Manufacturers—2.0%
VF Corp.	16,408	896,369
Chemicals-Diversified—5.5%
Dow Chemical Co.	19,088	1,198,726
Eastman Chemical Co.	15,704	1,252,394
		2,451,120
Commercial Services-Finance—4.6%
H&R Block, Inc.	42,595	1,055,930
Western Union Co.	50,565	1,004,221
		2,060,151
Computer Services—2.3%
International Business Machines Corp.	6,348	1,017,521
Computers—3.1%
HP, Inc.	73,490	1,383,082
Diversified Manufacturing Operations—3.2%
Parker-Hannifin Corp.	8,969	1,442,215
Engines-Internal Combustion—2.8%
Cummins, Inc.	8,385	1,265,632
Enterprise Software/Service—2.2%
CA, Inc.	29,728	975,970
Finance-Investment Banker/ Broker—2.2%
Lazard, Ltd., Class A	22,894	983,068
Hotels/Motels—3.1%
Wyndham Worldwide Corp.	14,424	1,374,752
Housewares—2.6%
Tupperware Brands Corp.	16,346	1,173,806
Human Resources—3.3%
ManpowerGroup, Inc.	14,760	1,490,465
Industrial Automated/Robotic—3.1%
Rockwell Automation, Inc.	8,813	1,386,726
Insurance-Property/Casualty—3.9%
AmTrust Financial Services, Inc.	42,916	688,802
First American Financial Corp.	24,501	1,063,588
		1,752,390
Investment Management/Advisor Services—4.7%
Legg Mason, Inc.	30,470	1,138,968
T. Rowe Price Group, Inc.	13,821	979,771
		2,118,739
Medical-Biomedical/Gene—2.4%
Amgen, Inc.	6,620	1,081,178
Security Description	Shares	Value (Note 2)
Networking Products—2.5%
Cisco Systems, Inc.	33,554	$1,143,185
Oil Refining & Marketing—2.6%
HollyFrontier Corp.	41,609	1,170,877
Recreational Vehicles—2.0%
Polaris Industries, Inc.	10,374	884,487
Resort/Theme Parks—2.5%
Six Flags Entertainment Corp.	18,166	1,137,373
Retail-Apparel/Shoe—2.4%
Gap, Inc.	40,604	1,063,825
Retail-Automobile—2.7%
Penske Automotive Group, Inc.	25,855	1,233,542
Retail-Catalog Shopping—2.8%
MSC Industrial Direct Co., Inc., Class A	14,252	1,275,982
Retail-Consumer Electronics—3.5%
Best Buy Co., Inc.	30,488	1,579,583
Retail-Discount—1.7%
Target Corp.	13,599	759,504
Retail-Mail Order—2.3%
Williams-Sonoma, Inc.	18,942	1,023,815
Retail-Major Department Stores—2.5%
Nordstrom, Inc.	23,160	1,117,933
Retail-Regional Department Stores—4.0%
Kohl's Corp.	24,632	961,387
Macy's, Inc.	28,558	834,465
		1,795,852
Retail-Restaurants—2.1%
Brinker International, Inc.	21,730	960,249
Semiconductor Components- Integrated Circuits—2.0%
QUALCOMM, Inc.	16,371	879,778
Transport-Rail—2.7%
Union Pacific Corp.	11,033	1,235,255
Transport-Services—2.3%
United Parcel Service, Inc., Class B	9,476	1,018,291
TOTAL INVESTMENTS (cost $41,319,100)(1)	99.5%	44,676,232
Other assets less liabilities	0.5	214,584
NET ASSETS —	100.0%	$44,890,816

@ See Note 1

(1) See Note 6 for cost of investments on a tax basis

AIG Select Dividend Growth Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2017 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$44,676,232	$—	$—	$44,676,232

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Series"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Series is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Series consists of six separate mutual funds, five of which are included in this report and are currently offered for sale (each a "Fund" and collectively, the "Funds"). With respect to the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each of these Funds has a principal investment technique to invest in a combination of affiliated SunAmerica funds as described below (collectively, the "Underlying Funds").

Effective February 28, 2017, the names of the SunAmerica Multi-Asset Allocation Portfolio, SunAmerica Active Allocation Portfolio, Focused Dividend Strategy Portfolio, SunAmerica Strategic Value Portfolio and SunAmerica Select Dividend Growth Portfolio changed to "AIG Multi-Asset Allocation Fund, AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, AIG Strategic Value Fund and AIG Select Dividend Growth Fund," respectively.

The investment goals and principal investment techniques for each of the Funds are as follows:

AIG Multi-Asset Allocation Fund seeks growth of capital through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund, AIG Global Trends Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in exchange-traded funds ("ETFs"), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Active Allocation Fund seeks growth of capital and conservation of principal through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund, AIG Global Trends Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in ETFs, although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Focused Dividend Strategy Fund seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

AIG Strategic Value Fund seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

AIG Select Dividend Growth Fund seeks capital appreciation, and secondarily, current income by employing a "buy and hold" strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend paying equity securities.

The AIG Asset Allocation Strategy Funds: AIG Multi-Asset Allocation and AIG Active Allocation, ("Strategy Funds") invest in various AIG funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.aig.com/funds.

The Funds are diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

Classes of Shares: Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class I shares—  Offered at net asset value per share. The class is offered exclusively for sale to certain institutions.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class I or Class W. For the Strategy Funds, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Series' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Series. In addition, pursuant to Indemnification Agreements between the Series and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Series (collectively, the "Disinterested Directors"), the Series provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Series, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Series enters into contracts that contain the obligation to indemnify others. The Series' maximum exposure under these arrangements is unknown. Currently, however, the Series expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of April 30, 2017, is reported on a schedule following each Fund's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts,

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of April 30, 2017, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund's Portfolio of Investments and Notes to Financial Statements for more information about a Fund's holdings in repurchase agreements.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from a Fund's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held. The Strategy Funds invest in a combination of AIG Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Strategy Funds, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Funds and do not include indirect expenses borne by each Strategy Fund in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, and AIG Select Dividend Growth Fund. All other Funds pay annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015 or expected to be taken in each Fund's 2016 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Series, on behalf of each Fund, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Funds and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Fund to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Fund	Percentage
AIG Multi-Asset Allocation	0.10%
AIG Active Allocation	0.10%
AIG Focused Dividend Strategy	0.60% on the first $1.5 billion
0.50% on the next $1.5 billion
0.40% on assets over $3 billion
AIG Strategic Value	0.75%
AIG Select Dividend Growth	0.75%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

Fund	Percentage
AIG Strategic Value Class A	1.72%
AIG Strategic Value Class C	2.37%
AIG Strategic Value Class W	1.52%
AIG Select Dividend Growth Class A	1.72%
AIG Select Dividend Growth Class C	2.37%
AIG Select Dividend Growth Class W	1.52%

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Funds, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Fund	Percentage
AIG Multi-Asset Allocation Class A	0.25%
AIG Multi-Asset Allocation Class B	0.90%
AIG Multi-Asset Allocation Class C	0.90%
AIG Multi-Asset Allocation Class I	0.25%
AIG Active Allocation Class A	0.25%
AIG Active Allocation Class B	0.90%
AIG Active Allocation Class C	0.90%
AIG Active Allocation Class I	0.25%

For the six months ended April 30, 2017, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Fund	Class Specific Expenses Reimbursed
AIG Multi-Asset Allocation Class B	$3,595
AIG Multi-Asset Allocation Class I	1,587
AIG Active Allocation Class B	5,973
AIG Active Allocation Class C	83
AIG Active Allocation Class I	5,517
AIG Strategic Value Class W	3,393
AIG Select Dividend Growth Class C	3,532
AIG Select Dividend Growth Class W	3,875

Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waivers and/or reimbursements, provided that the Funds are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

At April 30, 2017, the amount of expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Class Specific Expenses Reimbursed
Fund	October 31, 2017	October 31, 2018	October 31, 2019
AIG Multi-Asset Allocation Class B	$—	$—	$3,595
AIG Multi-Asset Allocation Class I	352	4,013	1,587
AIG Active Allocation Class B	4,591	17,684	5,973
AIG Active Allocation Class C	—	—	83
AIG Active Allocation Class I	6,652	7,198	5,517
AIG Strategic Value Class W	—	—	3,393
AIG Select Dividend Growth Class C	7,738	10,945	3,532
AIG Select Dividend Growth Class W	8,984	12,060	3,875

The Series, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. Each Fund has adopted a Distribution Plan on behalf of each class of shares of the Funds (other than Class I and Class W shares of each of the Funds and Class A shares of the Strategy Funds) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan of each Fund other than the Strategy Funds, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Funds, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C Plans. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. During the six months ended April 30, 2017, ACS waived fees in the amount of $612 for the Class A shares of AIG Select Dividend Growth Fund. Except for the Strategy Funds, the Plans provide that each class of shares of each Fund will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. For the six months ended April 30, 2017, ACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of the AIG Focused Dividend Strategy Fund, AIG Select Dividend Growth Fund and AIG Strategic Value Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2017, ACS earned fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. ACS has advised

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

the Funds that for the six months ended April 30, 2017, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Fund	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
AIG Multi-Asset Allocation	$79,905	$8,705	$59,047	$—	$26,003	$666
AIG Active Allocation	47,005	11,922	28,350	11	7,853	518
AIG Focused Dividend Strategy	6,509,233	411,587	5,140,926	53,426	383,430	347,783
AIG Strategic Value	55,332	7,960	38,640	458	—	1,211
AIG Select Dividend Growth	19,930	1,454	15,375	—	—	—

The Series, on behalf of each Fund, has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, pursuant to which AFS receives a fee from each Fund (except the Strategy Funds) to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2017, the Funds incurred the following expenses, which are included in transfer agent fees payable in the Statements of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

	Expense				Payable At April 30, 2017
Fund	Class A	Class B	Class C	Class W	Class A	Class B	Class C	Class W
AIG Focused Dividend Strategy	$5,367,500	$439,368	$4,123,294	$4,553,516	$835,902	$73,905	$681,574	$864,210
AIG Strategic Value	205,286	—	59,490	30	34,004	—	9,728	30
AIG Select Dividend Growth	46,358	—	1,675	943	7,627	—	292	119

Note 4.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2017 were as follows:

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
Purchases (excluding U.S. government securities) . .	$14,343,358	$8,728,535	$3,045,528,113	$123,234,158	$2,333,548
Sales (excluding U.S. government
securities) . .	32,310,485	15,618,800	2,809,846,495	132,922,823	2,647,280
Purchases of U.S. government securities	—	—	395,994,579	—	—
Sales of U.S. government securities	—	—	396,000,000	—	—

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. In addition, the AIG Focused Dividend Strategy Fund owned 5% or more of

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the six months ended April 30, 2017, transactions in these securities were as follows:

AIG Multi-Asset Allocation

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2016	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2017
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$108,479	$—	$13,211,646	$129,080	$1,098,629	$(531,463)	$1,808,195	$13,518,829
SunAmerica Equity Funds, AIG Japan Fund, Class A	66,459	—	12,712,550	80,193	732,419	118,339	712,476	12,891,139
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	298,227	—	13,391,036	315,395	915,524	15,018	135,056	12,940,981
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	96,918	—	6,958,249	105,502	457,762	(30,378)	46,146	6,621,757
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	221,439	—	26,755,710	255,775	1,831,049	(142,408)	(756,203)	24,281,825
AIG Senior Floating Rate Fund, Inc., Class A	120,223	—	6,922,758	128,807	457,762	11,724	82,643	6,688,170
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	388,787	62,983	26,370,243	485,624	15,320,633	(48,946)	1,334,681	12,820,969
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	289,537	462,165	27,887,628	786,038	1,831,049	107,136	2,191,252	29,141,005
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	383,036	—	27,721,305	417,373	1,831,049	769,909	2,085,801	29,163,339
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	—	—	26,180,772	34,337	1,831,049	(1,022,215)	468,330	23,830,175
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	—	—	14,000,481	510,415	13,172	575,169	14,078,407
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	—	13,732,785	17,167	915,524	208,188	1,903,157	14,945,773
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	225,045	13,833,237	242,212	915,524	10,285	1,688,451	14,858,661
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	—	13,614,322	17,168	915,524	(193,551)	755,119	13,277,534
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	264,107	—	13,253,260	281,274	915,524	(15,651)	792,249	13,395,608
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	875,074	27,009,914	909,411	1,831,049	256,476	4,114,636	30,459,388
	$2,237,212	$1,625,267	$269,555,415	$18,205,837	$32,310,485	$(474,365)	$17,937,158	$272,913,560

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

AIG Active Allocation

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2016	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2017
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$78,580	$—	$9,461,056	$154,213	$489,049	$(108,491)	$1,052,745	$10,070,474
SunAmerica Equity Funds, AIG Japan Fund, Class A	15,485	—	2,949,731	40,696	163,017	(4,543)	199,175	3,022,042
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	245,335	—	10,900,119	339,877	611,313	10,191	114,063	10,752,937
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	164,855	—	11,716,880	265,701	652,067	(43,620)	72,466	11,359,360
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	122,478	—	19,055,454	226,305	8,292,162	(444,805)	(228,801)	10,315,991
AIG Senior Floating Rate Fund, Inc., Class A	192,842	—	10,991,709	287,385	611,313	(21,948)	172,342	10,818,175
SunAmerica Series, Inc., AIG Dividend Strategy Fund, Class A	163,959	21,532	8,952,353	261,125	489,050	28,885	645,320	9,398,633
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	101,278	161,122	9,672,691	350,640	570,558	34,617	766,260	10,253,650
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	218,491	—	15,723,350	357,154	896,592	162,920	1,465,416	16,812,248
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	—	—	1,497,476	1,524,422	167,752	9,183	(133,058)	2,730,271
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	—	—	6,022,052	181,958	5,083	248,265	6,093,442
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	—	12,291,406	100,846	652,067	135,278	1,773,598	13,649,061
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	186,924	11,406,511	275,164	570,558	(4,901)	1,428,589	12,534,805
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	—	9,978,392	88,240	570,558	(110,942)	525,342	9,910,474
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	60,309	—	2,995,595	85,968	170,982	(10,920)	188,701	3,088,362
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	308,721	9,470,210	390,658	529,804	76,760	1,468,085	10,875,909
	$1,363,612	$678,299	$147,062,933	$10,770,446	$15,618,800	$(287,253)	$9,758,508	$151,685,834

†  Includes reinvestment of distributions paid.

AIG Focused Dividend Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2016	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2017
Kohl's Corp.	$9,650,503	$—	$399,554,575	$5,529,210	$—	$—	$(44,292,963)	$360,790,822

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

At April 30, 2017, AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each owned 5 % or more of the outstanding shares of the following Funds:

	Holder
Fund	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund
AIG Strategic Value	11.82%	6.81%
AIG Select Dividend Growth	64.91	22.84

The Strategy Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the AIG Strategy Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2016
Fund	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
AIG Multi-Asset Allocation	$1,677,028	$(90,661,347)	$(10,417,189)	$3,671,437	$—
AIG Active Allocation	273,293	(32,886,094)	(1,938,302)	2,663,185	—
AIG Focused Dividend Strategy	75,631,913	30,379,535	750,772,709	263,987,236	662,369,258
AIG Strategic Value	2,482,651	(69,139,651)	10,146,068	3,124,347	—
AIG Select Dividend Growth	49,574	702,357	(700,806)	883,654	4,480,576

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2016, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward†		Unlimited†
	2017	2018	ST	LT
AIG Multi-Asset Allocation	$67,749,166	$22,912,181	$—	$—
AIG Active Allocation	32,787,679	98,415	—	—
AIG Focused Dividend Strategy	—	—	—	—
AIG Strategic Value	67,783,289	—	1,356,362	—
AIG Select Dividend Growth	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

As of April 30, 2017, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
Cost (tax basis)	$265,393,591	$143,865,628	$12,219,788,305	$226,225,986	$41,465,022
Appreciation	22,892,422	10,578,954	1,803,684,705	23,577,296	5,598,739
Depreciation	(15,372,453)	(2,758,748)	(330,818,490)	(7,120,449)	(2,387,529)
Net unrealized appreciation (depreciation)	$7,519,969	$7,820,206	$1,472,866,215	$16,456,847	$3,211,210

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each series were as follows:

	AIG Multi-Asset Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016		For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	303,003	$5,089,646	443,024	$6,900,478	65,482	$1,087,896	155,828	$2,395,832
Reinvested dividends	112,183	1,863,359	157,082	2,406,494	6,481	107,650	13,073	200,149
Shares redeemed	(769,778)	(12,886,142)	(1,569,171)	(24,418,191)	(233,447)	(3,882,993)	(244,398)	(3,776,610)
Net increase (decrease) in shares outstanding before automatic conversion	(354,592)	(5,933,137)	(969,065)	(15,111,219)	(161,484)	(2,687,447)	(75,497)	(1,180,629)
Shares issued/ (reacquired) upon automatic conversion	99,221	1,673,100	232,263	3,608,849	(99,461)	(1,673,100)	(233,095)	(3,608,849)
Net increase (decrease)	(255,371)	$(4,260,037)	(736,802)	$(11,502,370)	(260,945)	$(4,360,547)	(308,592)	$(4,789,478)
	AIG Multi-Asset Allocation Fund
	Class C				Class I
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016		For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	85,629	$1,430,620	181,386	$2,784,469	1,884	$32,007	1,354	$20,952
Reinvested dividends	29,364	487,158	51,505	788,025	197	3,267	264	4,046
Shares redeemed	(476,121)	(7,944,771)	(1,111,652)	(17,210,069)	(522)	(8,813)	(5,465)	(86,567)
Net increase (decrease)	(361,128)	$(6,026,993)	(878,761)	$(13,637,575)	1,559	$26,461	(3,847)	$(61,569)

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

	AIG Active Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016		For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	201,828	$3,251,629	428,022	$6,478,193	33,871	$535,679	137,074	$2,040,435
Reinvested dividends	42,171	674,506	103,210	1,556,929	4,516	71,199	13,044	194,582
Shares redeemed	(332,624)	(5,355,974)	(1,001,162)	(14,970,141)	(96,504)	(1,540,372)	(165,870)	(2,461,617)
Net increase (decrease) in shares outstanding before automatic conversion	(88,625)	(1,429,839)	(469,930)	(6,935,019)	(58,117)	(933,494)	(15,752)	(226,600)
Shares issued/ (reacquired) upon automatic conversion	42,394	686,532	93,981	1,409,392	(42,792)	(686,532)	(94,847)	(1,409,392)
Net increase (decrease)	(46,231)	$(743,307)	(375,949)	$(5,525,627)	(100,909)	$(1,620,026)	(110,599)	$(1,635,992)
	AIG Active Allocation Fund
	Class C				Class I
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016		For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	103,070	$1,643,716	257,915	$3,851,267	3,163	$51,487	1,917	$28,957
Reinvested dividends	15,740	249,138	45,715	685,002	271	4,334	672	10,155
Shares redeemed	(311,747)	(4,982,235)	(821,179)	(12,194,225)	(1,278)	(20,535)	(4,650)	(70,225)
Net increase (decrease)	(192,937)	$(3,089,381)	(517,549)	$(7,657,956)	2,156	$35,286	(2,061)	$(31,113)
	AIG Focused Dividend Strategy Fund
	Class A				Class B
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016		For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39,556,625	$690,915,395	120,065,922	$1,952,736,225	1,641,158	$28,467,211	5,032,110	$81,307,544
Reinvested dividends	4,727,800	83,748,515	21,594,465	337,232,339	300,542	5,290,043	1,443,833	22,332,559
Shares redeemed	(76,212,831)	(1,340,143,482)	(90,077,089)	(1,464,600,256)	(1,808,811)	(31,413,264)	(2,614,324)	(42,054,523)
Net increase (decrease) in shares outstanding before automatic conversion	(31,928,406)	(565,479,572)	51,583,298	825,368,308	132,889	2,343,990	3,861,619	61,585,580
Shares issued/ (reacquired) upon automatic conversion	50,376	886,311	92,455	1,507,150	(50,774)	(886,311)	(93,130)	(1,507,150)
Net increase (decrease)	(31,878,030)	$(564,593,261)	51,675,753	$826,875,458	82,115	$1,457,679	3,768,489	$60,078,430

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

	AIG Focused Dividend Strategy Fund
	Class C				Class W
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016		For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,935,078	$362,911,634	70,314,811	$1,136,662,472	94,174,365	$1,653,850,915	120,450,408	$1,961,123,853
Reinvested dividends	2,811,104	49,431,963	12,824,221	198,339,918	3,652,821	64,663,629	10,897,185	170,587,373
Shares redeemed	(30,263,274)	(524,734,090)	(35,723,847)	(576,221,838)	(38,254,818)	(667,852,879)	(53,928,145)	(872,366,318)
Net increase (decrease)	(6,517,092)	$(112,390,493)	47,415,185	$758,780,552	59,572,368	$1,050,661,665	77,419,448	$1,259,344,908

	AIG Strategic Value Fund
	Class A
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	288,696	$8,196,753	774,229	$19,745,466
Reinvested dividends	82,907	2,326,371	100,713	2,492,646
Shares redeemed	(610,295)	(17,203,545)	(1,332,449)	(33,727,047)
Net increase (decrease) in shares outstanding before automatic conversion	(238,692)	(6,680,421)	(457,507)	(11,488,935)
Shares issued/ (reacquired) upon automatic conversion	—	—	—	—
Net increase (decrease)	(238,692)	$(6,680,421)	(457,507)	$(11,488,935)

	AIG Strategic Value Fund
	Class C				Class W
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016		For the period April 20, 2017@ through April 30, 2017 (unaudited)
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,655	$741,602	496,312	$11,524,072	48,607	$1,392,604
Reinvested dividends	14,438	376,108	19,329	444,766	—	—
Shares redeemed	(183,292)	(4,723,575)	(643,060)	(14,858,937)	—	—
Net increase (decrease)	(140,199)	$(3,605,865)	(127,419)	$(2,890,099)	48,607	$1,392,604

	AIG Select Dividend Growth Fund
	Class A				Class C
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016		For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	111,134	$1,784,150	109,559	$1,567,042	30,209	$488,225	61,563	$883,194
Reinvested dividends	66,036	1,078,955	380,590	5,191,762	1,870	30,508	11,017	149,564
Shares redeemed	(183,773)	(2,928,280)	(1,182,337)	(17,123,312)	(8,881)	(143,519)	(81,078)	(1,094,394)
Net increase (decrease)	(6,603)	$(65,175)	(692,188)	$(10,364,508)	23,198	$375,214	(8,498)	$(61,636)

@  Inception date of class

NOTES TO FINANCIAL STATEMENTS — April 30, 2017 — (unaudited) (continued)

	AIG Select Dividend Growth Fund
	Class W
	For the six months ended April 30, 2017 (unaudited)		For the year ended October 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	67,089	$1,083,574	9,481	$131,478
Reinvested dividends	1,651	26,922	980	13,426
Shares redeemed	(45,337)	(716,986)	(1,175)	(17,062)
Net increase (decrease)	23,403	$393,510	9,286	$127,842

Note 8.  Line of Credit

The Series has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Series' custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended April 30, 2017, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
AIG Strategic Value	14	$255	$308,829	2.04%
AIG Select Dividend Growth	3	23	125,088	2.21

At April 30, 2017, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2017, none of the Funds participated in this program.

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Officers

John T. Genoy, President
and Chief Executive Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Kara Murphy, Vice President

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Custodian and Transfer Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to securities held in the Funds which is available in the Series' Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Funds voted proxies relating to securities held in the SunAmerica Series, Inc. Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Series' Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.aig.com/funds
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

FOSAN - 4/17

aig.com/funds

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 6, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 6, 2017